CURRENT ASSETS (Schedule of Cash and Cash Equivalents - Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank | ₪			₪ 54,699		₪ 12,962
Short-term bank deposits | ₪			79,588		100,100
Cash and cash equivalents | ₪			₪ 134,287		₪ 113,062	₪ 129,577	₪ 79,421
US Dollars [Member]
Disclosure of financial assets [line items]
Cash in bank | $		$ 14,594
Short-term bank deposits | $		21,235
Cash and cash equivalents | $	[1]	$ 35,829		$ 30,166

[1]	Convenience Translation into US Dollars.